Accounts receivable	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2023 and December 31, 2022:

	As of
In thousands of U.S. dollars	June 30, 2023	December 31, 2022
Scorpio MR Pool Limited	$106,233	$115,092
Scorpio LR2 Pool Limited	87,200	113,523
Scorpio Handymax Tanker Pool Limited	4,238	7,149
Scorpio Services Holding Limited (SSH)	1,635	4,976
Scorpio LR1 Pool Limited	551	607
Receivables from related parties	199,857	241,347

Insurance receivables	1,157	878
Spot voyage and time charter receivables	554	34,475
	$201,568	$276,700
Scorpio MR Pool Limited, Scorpio LR2 Pool Limited, Scorpio Handymax Tanker Pool Limited, and Scorpio LR1 Pool Limited, or the Scorpio Pools, are related parties, as described in Note 13. Amounts due from the Scorpio Pools relate to income receivables and receivables for working capital contributions, which are expected to be collected within one year.
Accounts receivable from SSH include revenue earned and expenses incurred for voyages in the spot market or on time charter through SSH, a related party.
Insurance receivables primarily represent amounts collectible on our insurance policies in relation to vessel repairs.
Freight and time charter receivables represent amounts collectible from customers for our vessels operating on time charter or in the spot market. Freight receivables decreased as a result of a fewer number of vessels operating in the spot market during the six months ended June 30, 2023 as compared to the year ended December 31, 2022.
We consider that the carrying amount of accounts receivable approximates their fair value due to the relative short maturity thereof. Accounts receivable are non-interest bearing. Our accounts receivable mostly consist of accounts receivable from the Scorpio Pools or from vessels in the spot market or on time charter. Almost all of the accounts receivable as of June 30, 2023 relates to amounts due from the Scorpio Pools. We have never experienced a historical credit loss of amounts due from the Scorpio Pools and all amounts are considered current. Accordingly, there is no reserve for expected credit losses as of June 30, 2023.